Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Liabilities
Warrant Liabilities

6. Warrant Liabilities

As part of dMY’s initial public offering, dMY issued to third-party investors 23.0 million units, consisting of one share of Class A common stock of dMY (“Class A Common Stock”) and one-half of one warrant, at a price of $10.00 per unit. Each whole warrant entitled the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the dMY initial public offering, 6,600,000 private placement warrants were sold to the Sponsor (the “Private Placement Warrants”) and an additional 75,000 warrants were issued to the Sponsor upon the Closing in connection with converting certain working capital loans into warrants (the “Working Capital Warrants” and together with the Private Placement Warrants, the “Private Warrants” and the Private Warrants together with the Public Warrants, the “Warrants”). Each Private Warrant allows the Sponsor to purchase one share of Class A Common Stock at $11.50 per share.

The Company classified the Warrants as derivative liabilities on its consolidated balance sheet at fair value as of each reporting date, with subsequent changes in their respective fair values recognized in its consolidated statement of operations and comprehensive loss.

Public Warrants

On February 22, 2021, the Company announced the redemption of all the Company’s Public Warrants, which were exercisable for an aggregate of approximately 11.5 million shares of Class A Common Stock at a price of $11.50 per share. During March 2021, 11,442,389 Public Warrants were exercised at a price of $11.50 per share, resulting in cash proceeds of approximately $131.6 million (of which $0.1 million was not received until April 2021) and the issuance of 11,442,389 shares of Class A Common Stock. None of the Public Warrants remain outstanding as of March 31, 2021.

The Company determined the fair value of its Public Warrants based on the publicly listed trading price of such warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. The aggregate fair value of the Public Warrants on the dates of exercise throughout March 2021 was $77.5 million. The fair value of the Public Warrants was $88.1 million as of December 31, 2020.

Private Warrants

On March 26, 2021, the Private Warrants were exercised in full on a cashless basis, resulting in the issuance of 2,571,808 shares of Class A Common Stock. None of the Private Warrants remain outstanding as of March 31, 2021.

The estimated fair value of the Private Warrants was determined with Level 3 inputs using the Black-Scholes model. The significant inputs and assumptions in this method are the stock price, exercise price, volatility, risk-free rate, and term or maturity. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company. Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the Private Warrants as of each valuation date. The term/maturity is the duration between each valuation date and the maturity date, which is five years following the Closing of the Business Combination, or December 29, 2025.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	March 26, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$15.96	$22.76
Volatility	42.6%	41.4%
Term (years)	4.77	5.0
Risk-free interest rate	0.76%	0.37%

The fair value of the Private Warrants was $50.8 million and $82.0 million as of March 26, 2021 and December 31, 2020, respectively.

The Company recorded $41.8 million to Change in fair value of warrant liabilities on the Company’s condensed consolidated statement of operations and comprehensive loss, representing the change in fair value of the Public Warrants and Private Warrants from December 31, 2020 through the dates of exercise.

8. Warrant Liabilities

As part of dMY’s initial public offering, dMY issued to third-party investors 23.0 million units, consisting of one share of Class A common stock of dMY and one-half of one Public Warrant, at a price of $10.00 per unit. Each whole Public Warrant entitled the holder to purchase one share of Class A Common Stock at an exercise price of  $11.50 per share. Simultaneously with the dMY initial public offering, 6,600,000 Private Placement Warrants were sold to the Sponsor and an additional 75,000 Working Capital Warrants were issued to the Sponsor upon the Closing in connection with converting certain working capital loans into warrants. Each Private Warrant allows the Sponsor to purchase one share of Class A Common Stock at $11.50 per share. Subsequent to the Business Combination, 11,500,000 Public Warrants and 6,675,000 Private Warrants remained outstanding as of December 31, 2020.

The Private Warrants and the shares of Class A Common Stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company classified the Warrants pursuant to ASC 815-40 as derivative liabilities with subsequent changes in their respective fair values recognized in its consolidated statement of operations and comprehensive income (loss) at each reporting date.

At December 31, 2020, approximately 18,175,000 Warrants were outstanding.

As of the date of this amended report, none of the Public Warrants or Private Warrants remain outstanding. See Note 18 for additional information.